Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 2,270,980	¥ 1,588,529
Other		404,119	324,659
Total		5,537,351	3,644,912
Mizuho Financial Group, Inc.
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	2,705,133	1,641,988
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	157,118	89,736
Total		¥ 401,275	¥ 247,180

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥1,165,988 million and ¥476,000 million, respectively, at March 31, 2024, and ¥2,138,133 million and ¥567,000 million, respectively, at March 31, 2025.